Other disclosures - Risk Management and Principal Risks - Loans and advances at amortised cost by product (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets	£ 1,113,200		£ 1,114,491
Coverage ratio		1.20%
Stage 2 [member]
Disclosure of financial assets [line items]
Coverage ratio		3.80%
Credit Impaired - Stage 3 [member]
Disclosure of financial assets [line items]
Coverage ratio		32.40%
Stage 1 [member]
Disclosure of financial assets [line items]
Coverage ratio		0.10%
Home loans [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	£ 14
Home loans [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Coverage ratio	0.00%
Home loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 115,573
Home loans [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	£ 1
Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Coverage ratio	0.00%
Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 17,455
Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	£ 7
Home loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of financial assets [line items]
Coverage ratio	0.50%
Home loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 1,104
Home loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	6
Credit cards, unsecured and other retail lending [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	£ 4,567
Credit cards, unsecured and other retail lending [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Coverage ratio	1.20%
Credit cards, unsecured and other retail lending [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 30,494
Credit cards, unsecured and other retail lending [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	£ 355
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Coverage ratio	18.40%
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 10,943
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	£ 2,013
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of financial assets [line items]
Coverage ratio	73.40%
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 2,999
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	2,200
Corporate loans [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	£ 832
Corporate loans [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Coverage ratio	0.20%
Corporate loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 80,835
Corporate loans [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	£ 175
Corporate loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Coverage ratio	2.80%
Corporate loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 11,377
Corporate loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	£ 323
Corporate loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of financial assets [line items]
Coverage ratio	28.60%
Corporate loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 1,165
Corporate loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	333
Financial assets at amortised cost [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	£ 326,406	£ 317,188
Coverage ratio	2.00%	2.20%
Financial assets at amortised cost [member] | Loans and advances [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 333,176	£ 324,290
Financial assets at amortised cost [member] | Loans and advances [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	6,770	7,102
Financial assets at amortised cost [member] | Loans and advances [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Financial assets	£ 280,538	£ 265,009
Coverage ratio	0.20%	0.20%
Financial assets at amortised cost [member] | Loans and advances [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 281,226	£ 265,617
Financial assets at amortised cost [member] | Loans and advances [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	688	608
Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Financial assets	£ 40,732	£ 46,480
Coverage ratio	6.20%	6.30%
Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 43,447	£ 49,592
Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	2,715	3,112
Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of financial assets [line items]
Financial assets	£ 5,136	£ 5,699
Coverage ratio	39.60%	37.20%
Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 8,503	£ 9,081
Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	3,367	3,382
Financial assets at amortised cost [member] | Home loans [member]
Disclosure of financial assets [line items]
Financial assets	£ 150,284	£ 146,509
Coverage ratio	0.30%	0.30%
Financial assets at amortised cost [member] | Home loans [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 150,748	£ 146,973
Financial assets at amortised cost [member] | Home loans [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	464	464
Financial assets at amortised cost [member] | Home loans [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Financial assets	£ 130,035	£ 125,186
Coverage ratio	0.00%	0.00%
Financial assets at amortised cost [member] | Home loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 130,066	£ 125,224
Financial assets at amortised cost [member] | Home loans [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	31	38
Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Financial assets	£ 18,124	£ 19,224
Coverage ratio	0.50%	0.50%
Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 18,206	£ 19,324
Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	82	100
Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of financial assets [line items]
Financial assets	£ 2,125	£ 2,099
Coverage ratio	14.20%	13.40%
Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 2,476	£ 2,425
Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	351	326
Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets [line items]
Financial assets	£ 56,431	£ 53,526
Coverage ratio	8.60%	9.00%
Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 61,774	£ 58,792
Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	5,343	5,266
Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Financial assets	£ 45,257	£ 40,041
Coverage ratio	1.20%	1.10%
Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 45,785	£ 40,482
Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	528	441
Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Financial assets	£ 9,925	£ 12,232
Coverage ratio	18.80%	17.20%
Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 12,229	£ 14,766
Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	2,304	2,534
Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of financial assets [line items]
Financial assets	£ 1,249	£ 1,253
Coverage ratio	66.80%	64.60%
Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 3,760	£ 3,544
Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	2,511	2,291
Financial assets at amortised cost [member] | Corporate loans [member]
Disclosure of financial assets [line items]
Financial assets	£ 119,691	£ 117,153
Coverage ratio	0.80%	1.20%
Financial assets at amortised cost [member] | Corporate loans [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 120,654	£ 118,525
Financial assets at amortised cost [member] | Corporate loans [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	963	1,372
Financial assets at amortised cost [member] | Corporate loans [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Financial assets	£ 105,246	£ 99,782
Coverage ratio	0.10%	0.10%
Financial assets at amortised cost [member] | Corporate loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 105,375	£ 99,911
Financial assets at amortised cost [member] | Corporate loans [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	129	129
Financial assets at amortised cost [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Financial assets	£ 12,683	£ 15,024
Coverage ratio	2.50%	3.10%
Financial assets at amortised cost [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 13,012	£ 15,502
Financial assets at amortised cost [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	329	478
Financial assets at amortised cost [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of financial assets [line items]
Financial assets	£ 1,762	£ 2,347
Coverage ratio	22.30%	24.60%
Financial assets at amortised cost [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 2,267	£ 3,112
Financial assets at amortised cost [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	505	765
Not past due [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Financial assets	£ 36,860	£ 42,597
Coverage ratio	5.80%	5.80%
Not past due [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 39,111	£ 45,204
Not past due [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	2,251	2,607
Not past due [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Financial assets	£ 15,616	£ 17,031
Coverage ratio	0.40%	0.50%
Not past due [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 15,672	£ 17,108
Not past due [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	56	77
Not past due [member] | Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Financial assets	£ 9,367	£ 11,476
Coverage ratio	16.80%	15.40%
Not past due [member] | Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 11,262	£ 13,562
Not past due [member] | Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	1,895	2,086
Not past due [member] | Financial assets at amortised cost [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Financial assets	£ 11,877	£ 14,090
Coverage ratio	2.50%	3.10%
Not past due [member] | Financial assets at amortised cost [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 12,177	£ 14,534
Not past due [member] | Financial assets at amortised cost [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	300	444
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Financial assets	£ 2,364	£ 2,486
Coverage ratio	7.70%	8.60%
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 2,562	£ 2,721
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	198	235
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Financial assets	£ 1,659	£ 1,602
Coverage ratio	0.80%	0.60%
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 1,672	£ 1,612
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	13	10
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Financial assets	£ 361	£ 499
Coverage ratio	31.90%	28.90%
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 530	£ 702
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	169	203
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Financial assets	£ 344	£ 385
Coverage ratio	4.40%	5.40%
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 360	£ 407
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	16	22
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Financial assets	£ 1,508	£ 1,397
Coverage ratio	15.00%	16.20%
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 1,774	£ 1,667
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	266	270
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Financial assets	£ 849	£ 591
Coverage ratio	1.50%	2.20%
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 862	£ 604
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	13	13
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Financial assets	£ 197	£ 257
Coverage ratio	54.90%	48.80%
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 437	£ 502
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	240	245
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Financial assets	£ 462	£ 549
Coverage ratio	2.70%	2.10%
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 475	£ 561
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	£ 13	£ 12